Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758
June 21, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:        Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Newday Sustainable Development Equity ETF, is Post-Effective Amendment No. 125 and Amendment No. 126 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@torosoinv.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Toroso Investments, LLC